FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of sensitivity to a reasonably possible change in USD and EUR exchange rates

		USD - effect on		EUR - effect on
	Change	profit before tax	Change	profit before tax
	in rate, USD	RUB mln	in rate, EUR	RUB mln
2021	+15%	(856)	+15%	(1,012)
	-15%	856	-15%	1,012
2020	+10%	786	+10%	(682)
	-10%	(1,291)	-10%	682
2019	+5%	2,516	+1%	120
	-5%	(2,516)	-1%	(120)

Schedule of exposure to credit risk

	December 31,
	2021	2020
Deposits and loans issued	208,018	118,594
Cash and cash equivalents	40,590	85,405
Trade and other receivables	39,795	35,031
Securities held by MTS Bank	24,737	21,824
Mutual funds	10,719	10,699
Assets in Sistema Capital trust management	10,374	10,313
Notes	9,158	9,583
Derivative financial instruments	5,171	5,072
Contingent consideration	1,867	2,631
Investments in equity	1,228	400
Assets under option agreements	112	228
Other	3,088	1,796